FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21306

                          FRANKLIN MUTUAL RECOVERY FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                     --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/07
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   10

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

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Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
                                                                              COUNTRY              CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 92.7%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 81.7%
        AIRLINES 3.5%
      a ACE Aviation Holdings Inc., A .................................        Canada               191,032        $      5,449,818
    a,b ACE Aviation Holdings Inc., A, 144A ...........................        Canada                10,020                 285,854
      a Continental Airlines Inc., B ..................................    United States            102,970               2,291,082
      a Delta Air Lines Inc. ..........................................    United States            312,320               4,650,445
      a Northwest Airlines Corp. ......................................    United States            318,292               4,618,417
    a,c Northwest Airlines Corp., Contingent Distribution .............    United States          7,455,000                 251,606
      a UAL Corp. .....................................................    United States             72,460               2,583,924
                                                                                                                   -----------------
                                                                                                                         20,131,146
                                                                                                                   -----------------
        AUTO COMPONENTS 1.0%
    a,c Collins & Aikman Products Co., Contingent Distribution ........    United States             53,748                  23,783
      a Goodyear Tire & Rubber Co. ....................................    United States            198,608               5,604,718
                                                                                                                   -----------------
                                                                                                                          5,628,501
                                                                                                                   -----------------
        AUTOMOBILES 1.3%
        General Motors Corp. ..........................................    United States            204,178               5,081,990
a,d,e,f International Automotive Components Group Brazil LLC ..........        Brazil               155,394               1,079,387
a,d,e,f International Automotive Components Group Japan LLC ...........        Japan                 16,213                 145,389
a,d,e,f International Automotive Components Group LLC .................      Luxembourg             660,308                 700,521
a,d,e,f International Automotive Components Group NA LLC ..............    United States            299,438                 411,727
                                                                                                                   -----------------
                                                                                                                          7,419,014
                                                                                                                   -----------------
        BEVERAGES 2.7%
        Carlsberg AS, B ...............................................       Denmark                42,030               5,075,352
        Pernod Ricard SA ..............................................        France                44,683              10,309,406
                                                                                                                   -----------------
                                                                                                                         15,384,758
                                                                                                                   -----------------
        BUILDING PRODUCTS 0.6%
      a Armstrong World Industries Inc. ...............................    United States             52,099               2,089,691
    a,c Armstrong World Industries Inc., Contingent Distribution ......    United States          5,819,475                  21,823
      a Owens Corning Inc. ............................................    United States             73,663               1,489,466
                                                                                                                   -----------------
                                                                                                                          3,600,980
                                                                                                                   -----------------
        CHEMICALS 1.2%
        Koninklijke DSM NV ............................................     Netherlands             140,320               6,620,408
                                                                                                                   -----------------
        COMMERCIAL BANKS 3.0%
        Commerce Bancorp Inc. .........................................    United States            264,490              10,087,649
  a,d,f Elephant Capital Holdings Ltd. ................................        Japan                    297                 195,420
  a,d,f First Chicago Bancorp .........................................    United States            410,714               5,749,996
  a,d,f NCB Warrant Holdings Ltd., A ..................................        Japan                 13,135                 779,340
                                                                                                                   -----------------
                                                                                                                         16,812,405
                                                                                                                   -----------------
        COMMUNICATIONS EQUIPMENT 1.7%
      a Sycamore Networks Inc. ........................................    United States          2,487,810               9,553,190
                                                                                                                   -----------------
        COMPUTERS & PERIPHERALS 1.7%
      a EMC Corp. .....................................................    United States            525,660               9,740,480
                                                                                                                   -----------------


                                          Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
                                                                              COUNTRY              CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CONSUMER FINANCE 2.0%
  a,d,f Cerberus CG Investor I LLC ....................................    United States          1,645,200        $      1,385,220
  a,d,f Cerberus CG Investor II LLC ...................................    United States          1,645,200               1,385,220
  a,d,f Cerberus CG Investor III LLC ..................................    United States            822,600                 692,610
  a,d,f Cerberus FIM Investors Auto Finance LLC .......................    United States            518,940                 278,427
  a,d,f Cerberus FIM Investors Commercial Finance LLC .................    United States             43,226                  23,192
  a,d,f Cerberus FIM Investors Commercial Mortgage LLC ................    United States             81,021                  43,470
  a,d,f Cerberus FIM Investors Insurance LLC ..........................    United States            396,277                 212,615
  a,d,f Cerberus FIM Investors Rescap LLC .............................    United States            737,786                 395,845
        SLM Corp. .....................................................    United States            340,550               6,858,677
                                                                                                                   -----------------
                                                                                                                         11,275,276
                                                                                                                   -----------------
        CONTAINERS & PACKAGING 0.9%
        Temple-Inland Inc. ............................................    United States            239,940               5,002,749
                                                                                                                   -----------------
        DIVERSIFIED FINANCIAL SERVICES 3.8%
        Banca Italease ................................................        Italy                 37,048                 517,952
        Fortis ........................................................       Belgium               754,140              19,898,020
      a Fortis VVPR Strip .............................................       Belgium               135,820                   1,982
      a Guaranty Financial Group Inc. .................................    United States             79,980               1,279,680
                                                                                                                   -----------------
                                                                                                                         21,697,634
                                                                                                                   -----------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
a,d,e,f AboveNet Inc. .................................................    United States             41,859               2,092,950
  a,d,e AboveNet Inc., stock grants, grant price $20.95, expiration
          date 9/09/13 ................................................    United States                 55                   2,280
                                                                                                                   -----------------
                                                                                                                          2,095,230
                                                                                                                   -----------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
        Tyco Electronics Ltd. .........................................    United States            145,220               5,392,019
                                                                                                                   -----------------
        FOOD & STAPLES RETAILING 3.7%
        Carrefour SA ..................................................        France               115,370               8,972,182
        CVS Caremark Corp. ............................................    United States            311,199              12,370,160
                                                                                                                   -----------------
                                                                                                                         21,342,342
                                                                                                                   -----------------
        FOOD PRODUCTS 3.1%
        Cadbury Schweppes PLC .........................................   United Kingdom            865,800              10,683,072
        CSM NV ........................................................     Netherlands             201,500               6,792,763
                                                                                                                   -----------------
                                                                                                                         17,475,835
                                                                                                                   -----------------
        HEALTH CARE PROVIDERS & SERVICES 4.2%
      a Assisted Living Concepts Inc. .................................    United States          1,034,710               7,760,325
      a Community Health Systems Inc. .................................    United States            179,834               6,628,681
a,d,e,f Kindred Healthcare Inc. .......................................    United States            103,800               2,463,278
a,d,e,f Kindred Healthcare Inc., stock grants:
           grant price $18.15, expiration date 7/17/11 ................    United States                217                   1,211
           grant price $19.87, expiration date 1/01/12 ................    United States                 66                     255
           grant price $6.94, expiration date 1/01/13 .................    United States                 93                   1,562
           grant price $19.87, expiration date 1/01/14 ................    United States                 93                     359
           grant price $21.33, expiration date 1/10/15 ................    United States                 50                     120
           grant price $22.08, expiration date 1/10/16 ................    United States                 22                      36


4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
                                                                              COUNTRY              CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        Omnicare Inc. .................................................    United States            103,250        $      2,355,133
      a PharMerica Inc. ...............................................    United States             37,993                 527,343
      a Tenet Healthcare Corp. ........................................    United States            766,804               3,895,364
                                                                                                                   -----------------
                                                                                                                         23,633,667
                                                                                                                   -----------------
        HOTELS, RESTAURANTS & LEISURE 0.1%
      a Trump Entertainment Resorts Inc. ..............................    United States            153,564                 660,325
                                                                                                                   -----------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.2%
        Constellation Energy Group ....................................    United States            120,550              12,359,991
                                                                                                                   -----------------
        INDUSTRIAL CONGLOMERATES 4.4%
      e Orkla ASA .....................................................        Norway               554,089              10,731,046
        Siemens AG ....................................................       Germany                89,260              14,122,960
                                                                                                                   -----------------
                                                                                                                         24,854,006
                                                                                                                   -----------------
        INSURANCE 2.6%
  a,d,f Imagine Group Holdings Ltd. ...................................       Bermuda               287,034               3,283,669
        Resolution PLC ................................................   United Kingdom            305,370               4,317,061
    d,f Symetra Financial .............................................    United States            445,440               7,135,949
                                                                                                                   -----------------
                                                                                                                         14,736,679
                                                                                                                   -----------------
        IT SERVICES 2.1%
      a Alliance Data Systems Corp. ...................................    United States            162,640              12,196,373
                                                                                                                   -----------------
        MACHINERY 0.0% g
  a,d,f Motor Coach Industries International Inc., wts., 5/27/09 ......    United States                  1                      --
                                                                                                                   -----------------
        MEDIA 8.7%
      a Adelphia Recovery Trust .......................................    United States         11,280,134                 789,609
    a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle,
          Contingent Distribution .....................................    United States          1,018,915                 524,741
    a,c Century Communications Corp., Contingent Distribution .........    United States          2,826,000                      --
        Eutelsat Communications .......................................        France               231,735               6,882,013
      h News Corp., A .................................................    United States            530,750              10,875,068
      a Sun-Times Media Group Inc., A .................................    United States            112,700                 247,940
      a Time Warner Cable Inc., A .....................................    United States            357,954               9,879,530
      h Time Warner Inc. ..............................................    United States            582,593               9,618,611
      h Virgin Media Inc. .............................................   United Kingdom            636,162              10,903,817
                                                                                                                   -----------------
                                                                                                                         49,721,329
                                                                                                                   -----------------
        METALS & MINING 3.4%
        Alcoa Inc. ....................................................    United States            143,930               5,260,641
  a,d,f Esmark Inc. ...................................................    United States            685,051               8,711,793
        Rio Tinto PLC, ADR ............................................   United Kingdom             13,180               5,534,282
                                                                                                                   -----------------
                                                                                                                         19,506,716
                                                                                                                   -----------------
        MULTI-UTILITIES 0.8%
        Energy East Corp. .............................................    United States            169,000               4,598,490
    a,c NorthWestern Corp., Contingent Distribution ...................    United States              1,020                       2
                                                                                                                   -----------------
                                                                                                                          4,598,492
                                                                                                                   -----------------


                                          Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
                                                                              COUNTRY              CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        PAPER & FOREST PRODUCTS 4.1%
      a Domtar Corp. ..................................................    United States            795,006        $      6,113,596
        MeadWestvaco Corp. ............................................    United States             97,800               3,061,140
        Weyerhaeuser Co. ..............................................    United States            195,052              14,383,135
                                                                                                                   -----------------
                                                                                                                         23,557,871
                                                                                                                   -----------------
        REAL ESTATE 1.3%
        Link REIT .....................................................      Hong Kong            3,307,970               7,160,530
                                                                                                                   -----------------
        REAL ESTATE MANAGEMENT & DEVELOPMENT 0.3%
      a Forestar Real Estate Group ....................................    United States             79,980               1,886,728
                                                                                                                   -----------------
        ROAD & RAIL 0.4%
      a USA Truck Inc. ................................................    United States            128,750               1,982,750
                                                                                                                   -----------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
      a Cypress Semiconductor Corp. ...................................    United States            128,900               4,644,267
      a LSI Corp. .....................................................    United States          1,113,749               5,914,007
        Maxim Integrated Products Inc. ................................    United States            204,100               5,404,568
                                                                                                                   -----------------
                                                                                                                         15,962,842
                                                                                                                   -----------------
        SOFTWARE 1.9%
      a BEA Systems Inc. ..............................................    United States            513,010               8,095,298
      a NAVTEQ Corp. ..................................................    United States             37,400               2,827,440
                                                                                                                   -----------------
                                                                                                                         10,922,738
                                                                                                                   -----------------
        THRIFTS & MORTGAGE FINANCE 0.6%
        Sovereign Bancorp Inc. ........................................    United States            305,690               3,484,866
                                                                                                                   -----------------
        TOBACCO 10.3%
      a Alliance One International Inc. ...............................    United States          1,103,110               4,489,658
        Altadis SA ....................................................        Spain                128,226               9,302,064
        Altria Group Inc. .............................................    United States            167,460              12,656,627
        Imperial Tobacco Group PLC ....................................   United Kingdom            178,562               9,622,007
        Japan Tobacco Inc. ............................................        Japan                  1,883              11,279,595
        KT&G Corp. ....................................................     South Korea             135,733              11,556,989
                                                                                                                   -----------------
                                                                                                                         58,906,940
                                                                                                                   -----------------
        TRANSPORTATION INFRASTRUCTURE 0.0% g
      a Groupe Eurotunnel SA, wts., 12/30/11 ..........................       France                 27,397                   9,196
                                                                                                                   -----------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $468,307,140) .........................................                                                 465,314,006
                                                                                                                   -----------------
        PREFERRED STOCKS 0.3%
        AUTO COMPONENTS 0.0% g
    d,f Dana Holding Corp., 4.00%, cvt. pfd., B .......................    United States              2,377                 237,700
                                                                                                                   -----------------
        CONSUMER FINANCE 0.3%
      a SLM Corp., cvt. pfd., C .......................................    United States              1,400               1,455,930
                                                                                                                   -----------------
        TOTAL PREFERRED STOCKS (COST $1,637,700) ......................                                                   1,693,630
                                                                                                                   -----------------


6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS
                                                                              COUNTRY              CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        OPTIONS PURCHASED 1.5%
        CALL OPTIONS 0.0% g
    a,d Owens Corning Inc., exercise price $37.50, expiration
          date 1/02/08, shares ........................................    United States             25,472        $          1,274
                                                                                                                   -----------------
        PUT OPTIONS 1.5%
      a Dow Jones EUROSTOXX 50, exercise price $4,091.32,
          expiration date 7/18/08, contracts ..........................    United States              4,013                 595,670
      a S&P 500 Index, exercise price $1,250.00, expiration
          date 6/21/08, contracts .....................................    United States                109                 298,660
      a S&P 500 Index, exercise price $1,375.00, expiration
          date 6/21/08, contracts .....................................    United States                353               1,870,900
      a S&P 500 Index, exercise price $1,350.00, expiration
          date 9/20/08, contracts .....................................    United States                202               1,264,520
      a S&P 500 Index, exercise price $1,250.00, expiration
          date 12/20/08, contracts ....................................    United States                413               2,044,350
      a S&P 500 Index, exercise price $1,300.00, expiration
          date 12/20/08, contracts ....................................    United States                384               2,330,880
                                                                                                                   -----------------
                                                                                                                          8,404,980
                                                                                                                   -----------------
        TOTAL OPTIONS PURCHASED (COST $8,478,114)                                                                         8,406,254
                                                                                                                   -----------------

                                                                                              ------------------
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT i
                                                                                              ------------------
        CORPORATE BONDS & NOTES 9.1%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ........       Canada                430,000 CAD             488,956
    d,f Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...................    United States          1,645,200               1,385,220
    d,f Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..................    United States          1,645,200               1,385,220
    d,f Cerberus CG Investor III LLC, 12.00%, 7/31/14 .................    United States            822,600                 692,610
    d,f Cerberus FIM Investors Auto Finance LLC, 12.00%,
          11/22/13 ....................................................    United States          1,555,760                 834,713
    d,f Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 ....................................................    United States            129,678                  69,576
    d,f Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 ....................................................    United States            243,062                 130,410
    d,f Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ........    United States          1,188,832                 637,845
    d,f Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...........    United States          2,213,359               1,187,535
        Groupe Eurotunnel SA, cvt.,
           3.00%, 6/28/09 .............................................       France                  1,100 EUR               3,532
           3.00%, 6/28/09 .............................................       France                  1,773 GBP               7,751
           3.00%, 7/28/10 .............................................       France              1,561,200 EUR           4,499,716
           3.00%, 7/28/10 .............................................       France                805,919 GBP           3,162,610
           6.00%, 7/28/10 .............................................       France              3,888,000 EUR           7,631,466
           6.00%, 7/28/10 .............................................       France              1,941,245 GBP           5,187,876
           sub. bond, T1, 3.00%, 7/28/08 ..............................       France                  1,100 EUR               3,933
           sub. bond, T1, 3.00%, 7/28/08 ..............................       France                  1,773 GBP               8,632
      b Indianapolis Downs LLC,
           senior secured note, 144A, 11.00%, 11/01/12 ................    United States          1,000,000                 970,000
           senior secured sub. note, 144A, PIK, 15.50%, 11/01/13 ......    United States          3,500,000               3,605,000
  d,e,f International Automotive Components Group NA LLC, 9.00%,
          4/01/17 .....................................................    United States             90,167                  90,167
  d,f,j Motor Coach Industries International Inc., FRN, 18.081%,
          12/01/08 ....................................................    United States          3,365,431               3,331,777


                                          Quarterly Statement of Investments | 7

Franklin Mutual Recovery Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY         PRINCIPAL AMOUNT i         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES (CONTINUED)
  d,f,j Revel Entertainment Group LLC,
           first lien loan, FRN, 9.43%, 5/30/08 .......................    United States          3,000,000        $      2,985,000
           second lien loan, FRN, 12.43%, 5/30/08 .....................    United States          3,000,000               2,970,000
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..............    United States          2,801,691               2,146,796
        Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
          12/15/14 ....................................................    United States         12,892,000               8,250,880
                                                                                                                   -----------------
        TOTAL CORPORATE BONDS & NOTES (COST $54,210,108) ..............                                                  51,667,221
                                                                                                                   -----------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.1%
      b Calpine Corp., senior secured note, 144A,
           8.50%, 7/15/10 .............................................    United States            226,000                 242,950
           9.875%, 12/01/11 ...........................................    United States             80,000                  84,000
           8.75%, 7/15/13 .............................................    United States            118,000                 127,440
      k Dana Corp.,
           6.50%, 3/01/09 .............................................    United States            146,000                 110,230
           5.85%, 1/15/15 .............................................    United States            397,000                 291,795
           7.00%, 3/01/29 .............................................    United States             88,000                  66,440
           senior note, 7.00%, 3/15/28 ................................    United States             30,000                  22,050
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $912,632) .............................................                                                     944,905
                                                                                                                   -----------------
        TOTAL LONG TERM INVESTMENTS (COST $533,545,694) ...............                                                 528,026,016
                                                                                                                   -----------------
        SHORT TERM INVESTMENTS 5.8%
        U.S. GOVERNMENT AND AGENCY SECURITIES 5.8%
      l FHLB,
        h  1/02/08 ....................................................    United States          8,100,000               8,100,000
           1/04/08 - 4/30/08 ..........................................    United States         20,960,000              20,881,094
      l U.S. Treasury Bill, 5/01/08 ...................................    United States          3,900,000               3,858,141
                                                                                                                   -----------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $32,817,025) ..........................................                                                  32,839,235
                                                                                                                   -----------------
        TOTAL INVESTMENTS (COST $566,362,719) 98.5% ...................                                                 560,865,251
        SECURITIES SOLD SHORT (3.8)% ..................................                                                 (21,558,024)
        NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.1% ........                                                     471,570
        OTHER ASSETS, LESS LIABILITIES 5.2% ...........................                                                  29,728,412
                                                                                                                   -----------------
        NET ASSETS 100.0% .............................................                                            $    569,507,209
                                                                                                                   =================


8 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY               SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SECURITIES SOLD SHORT 3.8%
        COMMERCIAL BANKS 1.3%
        Toronto-Dominion Bank .........................................       Canada                109,550        $      7,663,023
                                                                                                                   -----------------
        ELECTRICAL EQUIPMENT 0.8%
      a SunPower Corp., A .............................................    United States             33,642               4,386,580
                                                                                                                   -----------------
        METALS & MINING 0.5%
        BHP Billiton Ltd., ADR ........................................      Australia               36,890               2,583,776
                                                                                                                   -----------------
        SOFTWARE 1.2%
      a VMware Inc., A ................................................    United States             81,476               6,924,645
                                                                                                                   -----------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $22,786,358)                                                         $     21,558,024
                                                                                                                   -----------------

CURRENCY ABBREVIATIONS

CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PIK  - Payment-In-Kind
REIT - Real Estate Investment Trust

a Non-income producing for the twelve months ended December 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $5,804,200, representing 1.02% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 5 regarding restricted securities.

e See Note 6 regarding other considerations.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2007, the aggregate value of these securities was $53,107,334, representing 9.33% of net assets.

g Rounds to less than 0.1% of net assets.

h Security or a portion of the security has been segregated as collateral for securities sold short. At December 31, 2007, the value of securities and or cash pledged amounted to $25,604,565.

i The principal amount is stated in U.S. dollars unless otherwise indicated.

j The coupon rate shown represents the rate at period end.

k Defaulted security.

l The security is traded on a discount basis with no stated coupon rate.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 9

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Mutual Recovery (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end, continuously offered investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


10 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 572,646,637
                                                                  ==============

Unrealized appreciation .......................................   $  52,006,614
Unrealized depreciation .......................................     (63,788,000)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $ (11,781,386)
                                                                  ==============

4. FORWARD EXCHANGE CONTRACTS

At December 31, 2007, the Fund had the following forward exchange contracts outstanding:

                                                                    -----------------------------------------------------
                                                                      CONTRACT     SETTLEMENT   UNREALIZED    UNREALIZED
                                                                       AMOUNT         DATE         GAIN          LOSS
                                                                    -----------------------------------------------------
CONTRACTS TO BUY
    3,253,810   Euro ............................................   $  4,678,848     2/25/08    $   72,996   $        --
   83,300,000   Japanese Yen ....................................        726,280     3/19/08        27,167            --
   11,597,959   Canadian Dollar .................................     11,822,347     3/26/08            --      (141,511)

CONTRACTS TO SELL
   14,894,935   British Pound ...................................     30,053,785     1/10/08       467,044            --
   47,087,648   Norwegian Krone .................................      8,687,598     2/19/08        34,823            --
   21,000,000   Euro ............................................     31,101,630     2/25/08       433,359            --
   16,075,966   Euro ............................................     22,767,971     3/13/08            --      (709,568)
   26,093,018   Euro ............................................     38,600,965     3/13/08       494,398            --
  979,056,484   Japanese Yen ....................................      8,687,122     3/19/08            --      (168,432)
   15,643,563   Canadian Dollar .................................     15,649,823     3/26/08            --      (105,527)
    1,480,000   Canadian Dollar .................................      1,509,588     3/26/08        19,012            --
4,722,074,180   Korean Won ......................................      5,164,000     3/27/08        93,316            --
   24,675,750   Danish Krone ....................................      4,688,355     4/23/08            --      (143,571)
    3,500,000   Euro ............................................      5,207,860     5/28/08        98,064            --
                                                                                                -------------------------
UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS .......................................     1,740,179    (1,268,609)
                                                                                                -------------------------
   NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS .......................................    $  471,570
                                                                                                ===========


                                         Quarterly Statement of Investments | 11

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES

At December 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS                                                                      ACQUISITION
CONTRACTS             ISSUER                                                            DATES              COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
           41,859     AboveNet Inc. ..........................................    9/03/03 - 12/12/07   $  1,625,260   $ 2,092,950
               55     Abovenet Inc., stock grants, grant price
                        $20.95, expiration date 9/09/13 ......................    4/17/06 - 9/08/06              --         2,280
        1,645,200     Cerberus CG Investor I LLC .............................         7/26/07            1,645,200     1,385,220
        1,645,200     Cerberus CG Investor I LLC, 12.00%,
                        7/31/14 ..............................................         7/26/07            1,645,200     1,385,220
        1,645,200     Cerberus CG Investor II LLC ............................         7/26/07            1,645,200     1,385,220
        1,645,200     Cerberus CG Investor II LLC, 12.00%,
                        7/31/14 ..............................................         7/26/07            1,645,200     1,385,220
          822,600     Cerberus CG Investor III LLC ...........................         7/26/07              822,600       692,610
          822,600     Cerberus CG Investor III LLC, 12.00%,
                        7/31/14 ..............................................         7/26/07              822,600       692,610
          518,940     Cerberus FIM Investors Auto Finance LLC ................         11/20/06             518,940       278,427
        1,555,760     Cerberus FIM Investors Auto Finance LLC,
                        12.00%, 11/22/13 .....................................         11/21/06           1,555,760       834,713
           43,226     Cerberus FIM Investors Commercial
                        Finance LLC ..........................................         11/20/06              43,226        23,192
          129,678     Cerberus FIM Investors Commercial
                        Finance LLC, 12.00%, 11/22/13 ........................         11/20/06             129,678        69,576
           81,021     Cerberus FIM Investors Commercial
                        Mortgage LLC .........................................         11/20/06              81,021        43,470
          243,062     Cerberus FIM Investors Commercial
                        Mortgage LLC, 12.00%, 11/22/13 .......................         11/20/06             243,062       130,410
          396,277     Cerberus FIM Investors Insurance LLC ...................         11/20/06             396,277       212,615
        1,188,832     Cerberus FIM Investors Insurance LLC,
                        12.00%, 11/22/13 .....................................         11/20/06           1,188,832       637,845
          737,786     Cerberus FIM Investors Rescap LLC ......................         11/20/06             737,786       395,845
        2,213,359     Cerberus FIM Investors Rescap LLC,
                        12.00%, 11/22/13 .....................................         11/20/06           2,213,359     1,187,535
            2,377     Dana Holding Corp., 4.00%, cvt. pfd., B ................         12/27/07             237,700       237,700
              297     Elephant Capital Holdings Ltd. .........................    10/22/03 - 3/22/07         10,573       195,420
          685,051     Esmark Inc. ............................................   11/08/04 - 11/28/07     12,688,485     8,711,793
          410,714     First Chicago Bancorp ..................................         11/16/06           5,749,996     5,749,996
          287,034     Imagine Group Holdings Ltd. ............................         8/31/04            2,939,659     3,283,669
          155,394     International Automotive Components
                        Group Brazil LLC .....................................    4/13/06 - 8/21/06          93,193     1,079,387
           16,213     International Automotive Components
                        Group Japan LLC ......................................    9/26/06 - 3/27/07         140,883       145,389
          660,308     International Automotive Components
                        Group LLC ............................................    1/12/06 - 10/16/06        660,632       700,521
          299,438     International Automotive Components
                      Group NA LLC ...........................................    3/30/07 - 10/10/07        298,930       411,727
           90,167     International Automotive Components
                        Group NA LLC, 9.00%, 4/01/17 .........................         3/30/07               91,520        90,167


12 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

5. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS                                                                      ACQUISITION
CONTRACTS             ISSUER                                                            DATES              COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
          103,800     Kindred Healthcare Inc. ................................         3/10/04         $  2,004,412   $ 2,463,278
                      Kindred Healthcare Inc., stock grants:
              217        grant price $18.15, expiration date
                           7/17/11 ...........................................    7/17/04 - 7/17/05              --         1,211
               66        grant price $19.87, expiration date
                           1/01/12 ...........................................    1/01/05 - 1/01/06              --           255
               93        grant price $6.94, expiration date
                           1/01/13 ...........................................    1/01/05 - 1/03/07              --         1,562
               93        grant price $19.87, expiration date
                           1/01/14 ...........................................    1/01/05 - 1/03/07              --           359
               50        grant price $21.33, expiration date
                           1/10/15 ...........................................    1/06/06 - 1/09/07              --           120
               22        grant price $22.08, expiration date
                           1/10/16 ...........................................         1/09/07                   --            36
        3,365,431     Motor Coach Industries International Inc.,
                        FRN, 18.081%, 12/01/08 ...............................    5/27/04 - 12/03/07      3,365,431     3,331,777
                1     Motor Coach Industries International Inc.,
                        wts., 5/27/09 ........................................         3/30/07                   --            --
           13,135     NCB Warrant Holdings Ltd., A ...........................         12/16/05           1,974,199       779,340
           25,472   a Owens Corning Inc., exercise price $37.50,
                        expiration date 1/02/08, shares ......................         12/20/06               2,666         1,274
                      Revel Entertainment Group LLC,
        3,000,000        first lien loan, FRN, 9.43%, 5/30/08 ................         12/20/07           2,994,399     2,985,000
        3,000,000        second lien loan, FRN, 12.43%,5/30/08 ...............         12/20/07           2,983,044     2,970,000
          445,440     Symetra Financial ......................................         7/27/04            5,120,000     7,135,949
                                                                                                                      ------------
                      TOTAL RESTRICTED SECURITIES (9.33% of Net Assets) ...........................................   $53,110,888
                                                                                                                      ============

a The Fund also invests in unrestricted securities of the issuer, valued at $1,489,466 as of December 31, 2007.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                                         Quarterly Statement of Investments | 13

Franklin Mutual Recovery Fund

7. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


14 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND

By /s/GALEN G. VETTER
  -------------------------------------
      Galen G. Vetter
      Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -------------------------------------
      Galen G. Vetter
      Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008

By /s/LAURA FERGERSON
  -------------------------------------
      Laura Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 27, 2008